Long-term debt - Financial Covenants (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Long-term Debt
Consolidated total debt to consolidated EBITDA	0.72	0.65
Consolidated EBITDA to consolidated interest expense	16.59	17.33
Maximum
Disclosure of Long-term Debt
Consolidated EBITDA to consolidated interest expense	2.5
Minimum
Disclosure of Long-term Debt
Consolidated total debt to consolidated EBITDA	4
Consolidated total senior debt to consolidated EBITDA	3.5